     As filed with the Securities and Exchange Commission on July 27, 2007

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --


                  Post-Effective Amendment No. 125                      [X]
                                               ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 127                                     [X]


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------


                                Michael V. Wible
                               Thompson Hine LLP
                        10 West Broad Street, Suite 700
                              Columbus, ohio 43215
                              --------------------
                     (Name and Address of Agent for Service)


                                 With Copies to:
                                 ---------------


                            Jennifer M. Millenbaugh
                         Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?
                          Call 1-877-942-8434 or your
                           investment representative.



                            [PATHMASTER FUNDS LOGO]

                              PATHMASTER DOMESTIC
                                  EQUITY FUND
                                ---------------


                        PROSPECTUS DATED AUGUST 1, 2007


                                ---------------

                        [WAYNE HUMMER INVESTMENTS LOGO]
                               Investment Adviser

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         [PATHMASTER FUNDS LOGO]                     TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  PathMaster Domestic Equity Fund
important section for a
summary of the Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVE AND STRATEGIES

                                      [ICON]
This section contains                             7  PathMaster Domestic Equity Fund
details on the Fund's                             9  Investment Risks
investment strategies and
risks.

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          10  Pricing of Fund Shares
obtain details on how shares                     10  Purchasing and Adding to Your Shares
are valued, how to purchase,                     13  Selling Your Shares
sell and exchange shares,                        15  Distribution Arrangements/Sales Charges
related charges and payments                     21  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          22  The Investment Adviser
details on the people and                        22  Portfolio Managers
organizations who oversee                        23  The Distributor and Administrator
the Fund and its                                 23  Disclosure of Fund Portfolio Holdings
investments.

                                                FINANCIAL HIGHLIGHTS

                                 [HAND ICON]
Review this section for                          24  PathMaster Domestic Equity Fund
details on the selected
financial information of the
Fund.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES

                            RISK/RETURN SUMMARY OF THE FUND


    INVESTMENT OBJECTIVE              The Fund seeks long-term capital growth.

    PRINCIPAL                         The Fund invests primarily in exchange-traded funds ("ETFs") that track
    INVESTMENT STRATEGIES             certain domestic equity market segments by size (i.e., small-cap, mid-cap and large-cap) and style (i.e., growth and value) that Wayne Hummer Asset
                                      Management Company (the "Adviser") has determined offer the greatest potential for capital appreciation in a given market environment.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. In addition, because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular ETF or other security held by the Fund may directly effect the
                                      Fund's net asset value more than if the Fund were operated as a diversified fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                                      other government agency.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES




The following chart and table show how the Class I shares of the Fund have performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to the Russell 3000 Index ("Russell 3000 Index"), a widely recognized, unmanaged index of common stocks. Because Class A and Class B shares only commenced operations on January 17, 2006, their performance is not shown.



CALENDAR YEAR TOTAL RETURN(1)

                                          [GRAPH]

2006                                                                             16.64


 AVERAGE ANNUAL TOTAL RETURNS(1,2)


 (for the periods ending

 December 31, 2006)

                                                 Best
                                                 quarter:  Q1 2006     +7.19%


                                                 Worst
                                                 quarter: Q2 2006     -2.19%



                                                                           SINCE
                                                                         INCEPTION
                                                                 ONE        ON
                                                                 YEAR     12/2/05
                                                                ------------------
 THE FUND -- CLASS I SHARES
  Return Before Taxes                                           16.64%    13.93%
  Return After Taxes on Distributions(3)                        16.07%    13.23%
  Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     10.93%    11.48%
                                                                ------------------
 RUSSELL 3000 INDEX(4)                                          15.72%    14.52%
----------------------------------------------------------------------------------



(1) Assumes reinvestment of dividends and distributions.



(2) For the period January 1, 2007 through June 30, 2007, the total return for the Class I shares of the Fund was 6.77%.



(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



(4) The Russell 3000 Index is a widely recognized, unmanaged market capitalization-weighted index which contains the 3,000 largest U.S. companies, which represents approximately 98% of the investable U.S. equity market. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES

   This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Fund.

                                               FEES AND EXPENSES


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR
                                          INVESTMENT)                           CLASS A   CLASS C   CLASS I
                                          --------------------------------------------------------------------------------
                                          Maximum sales charge (load) imposed
                                          on purchases                            5.00%(1)    None     None
                                          --------------------------------------------------------------------------------
                                          Maximum deferred sales charge (load)  None(2)      None      None
                                          --------------------------------------------------------------------------------
                                          Maximum sales charge (load) imposed
                                          on reinvested dividends                  None      None      None
                                          --------------------------------------------------------------------------------
                                          Redemption fees                          None      None      None
                                          --------------------------------------------------------------------------------
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                          --------------------------------------------------------------------------------
                                          Management Fees                         0.60%     0.60%     0.60%
                                          --------------------------------------------------------------------------------
                                          Distribution and Service (12b-1)
                                          Fees                                    0.25%     1.00%      None
                                          --------------------------------------------------------------------------------
                                          Other Expenses                          2.76%     2.61%     2.71%
                                          --------------------------------------------------------------------------------
                                          Acquired Fund Fees and Expenses(3)      0.22%     0.22%     0.22%
                                          --------------------------------------------------------------------------------
                                          Total Fund Operating Expenses           3.83%     4.43%     3.53%
                                          Fee Waiver and/or Expense
                                          Reimbursement(4)                        2.11%     1.96%     2.06%
                                          --------------------------------------------------------------------------------
                                          Net Expenses(4)                         1.72%     2.47%     1.47%
                                          --------------------------------------------------------------------------------



                               (1) The sales charge is eliminated in certain
                                   circumstances, such as for purchases of $1 million or more. See "Distribution Arrangements/Sales Charges."



                               (2) A contingent deferred sales charge of 1%
                                   applies to redemptions made within 12 months following certain purchases made without a sales charge.



                               (3) The Total Fund Operating Expenses in this fee
                                   table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds"). Excluding the indirect costs of investing in Acquired Funds, Total Fund Operating Expenses would be 3.61%, 4.21% and 3.31% for Class A, C and I shares, respectively; and Net Expenses would be 1.50%, 2.25% and 1.25% for Class A, C and I shares, respectively.



                               (4) The Adviser has contractually agreed until
                                   August 1, 2008 to waive fees and/or reimburse the Fund certain expenses (excluding extraordinary expenses, brokerage costs, interest, taxes, indirect costs (such as the expenses of other funds in which the Fund may invest) and dividends) to the extent necessary to maintain the Net Expenses for Class A, Class C and Class I Shares at 1.50%, 2.25% and 1.25%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. The addition of certain non-waivable expenses may cause the Fund's Net Expenses to exceed the maximum amount agreed to under the fee waiver and/or reimbursement agreement.

   RISK/RETURN SUMMARY AND FUND EXPENSES


                                                 EXPENSE EXAMPLE


                                                                                    1        3
                                                                                 YEAR    YEARS
                                                Class A                          $666   $1,426
                                                --------------------------------------------------------------------------------
                                                Class C                          $250   $1,164
                                                --------------------------------------------------------------------------------
                                                Class I                          $150   $  891



Use this table to compare fees
and expenses with those of other
mutual funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period

  - Net Expenses for year 1, and Total Fund Operating Expenses thereafter

  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   INVESTMENT OBJECTIVE AND STRATEGIES

   PATHMASTER DOMESTIC EQUITY FUND

   INVESTMENT OBJECTIVE

   The investment objective of the Fund is to seek long-term capital growth.

-  POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing primarily in domestic equity index ETFs.

   An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index (e.g., Russell 3000(R)). ETFs are traded on securities exchanges (e.g., American Stock Exchange) at prices determined in those trading markets. An ETF holds the same stocks or bonds as the index it tracks, so its market price approximates the value of the index at any given time.


   The Adviser has chosen equity index ETFs as the means to pursue its investment objective because that is a convenient way to invest in stocks that meet the style and size recommendations of the model that the Adviser follows for the Fund. ETFs are very liquid and shares of an ETF can be bought and sold during any business day, generally at the net asset value of the ETF.


   WHAT IS AN EXCHANGE-TRADED FUND (ETF)?


   ETFs, such as iShares(R), SPDRs, NASDAQ 100 Index Trading Stock (QQQs) and various country index funds, are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (NASDAQ). ETFs may be based on underlying equity or fixed income securities. ETFs do not typically sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market.


   Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

   Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in funds of iShares(R), or another fund in excess of those statutory limits in reliance on an exemptive order issued to iShares(R), or another fund, provided that certain conditions are met. The Adviser intends to meet the conditions necessary to maintain the exemptive relief.


   WHY RUSSELL INDICES?


   The Adviser has chosen to use Russell indices as proxies for the different size and style categories since these are popular benchmarks in the investment community, represent the styles that the Adviser seeks to invest in, are transparent in their construction and rebalance frequently. These six style boxes are subsets of the Russell 3000(R) Index which represents approximately 98% of the market capitalization of

   INVESTMENT OBJECTIVE AND STRATEGIES


   stocks traded in the U.S. The Adviser may determine that other indices are more appropriate for proxies for the different sizes and styles of the stock market. The Adviser may also expand the model to include micro cap stocks, and expand the Fund's portfolio selection to include ETFs that track the recommended segment.

   The Adviser uses a quantitatively driven, bottom-up asset allocation model to determine the portfolio holdings of the Fund. The model weighs multiple fundamental, valuation and technical factors each month to forecast the market capitalization segments and styles that are likely to affect equity performance in the overall market. Initially and each month, based on the suggested allocations as determined by the model, the Adviser will purchase or sell shares in ETFs that track the six indices that complete the size/style boxes of small cap, mid cap, and large cap and the additional components of value and growth.

   The model is updated monthly and the Adviser buys or sells the ETFs on the 2nd business day of the month as determined by the results. Although the Fund will attempt to remain fully invested, the investment adviser expects that up to 3% of Fund assets may at any time be held in the ETF that tracks the Russell 3000(R), cash, or money market instruments for cash management purposes. Excess cash from shareholder purchases during the month will remain invested in the Russell 3000(R), cash, or money market instruments, as applicable, until the monthly rebalancing occurs. The Adviser has chosen the Russell 3000(R) for these purposes so that the portfolio is fully invested in the markets to the maximum extent possible.

   Consistent with the Fund's investment objective, the Fund:
        - invests substantially all, but in no event less than 80%, of its net assets in domestic equity index ETFs
        - may invest in other investment companies
        - may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks
        - may invest in index securities and sector securities
        - may engage in options transactions
        - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
        - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government
        - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes
        - may lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of realizing additional income

        - may purchase securities on a when-issued or delayed basis in which a security's price and/or yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period


        - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or securities dealer) at an agreed upon price and agreed upon date (usually within seven days of purchase)


   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVE AND STRATEGIES




   INVESTMENT RISKS

   RISK FACTORS:

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

   Generally, the Fund will be subject to the following risks:

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   "FUND OF FUNDS" STRUCTURE RISK. The Fund is structured as a "fund of funds" meaning that it invests primarily in other investment companies, such as ETFs. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Fund, you will indirectly bear the fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests as well as the fees and expenses charged by the Fund.

   ETF RISK. ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF's ability to track its index.

   ETF NET ASSET VALUE/MARKET PRICE RISK. The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

   SMALL AND MID-SIZED COMPANY RISK. Certain ETFs in which the Fund may invest are designed to track small and mid-cap equity market segments. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Mid-sized company risk is the possibility that the securities of medium-sized companies may under certain market conditions be more volatile and more speculative than the securities of larger companies. Market capitalization of a company is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. Those factors also increase risks and make those companies more likely to fail than companies with larger market capitalizations.

   NON-DIVERSIFICATION RISK. Because the Fund is classified as a non-diversified fund for purposes of the Investment Company Act of 1940, it may concentrate its investments in a more limited number of issuers than a diversified fund. Accordingly, the Fund is subject to the risks related to the fact that the decline in the market value of a particular ETF or other security held by the Fund may directly effect the net asset value of the Fund more than if the Fund were operated as a diversified fund.

   PORTFOLIO TURNOVER RISK. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   You may find the Fund's NAV
   in certain newspapers.

   ---------------------------


Per share net asset value (NAV) for the Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days when the NYSE is open for business.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. This is what is known as the offering price.





Only purchase orders accepted by the Funds before 4:00 p.m. Eastern time will be effective at that day's offering price. On occasion, the NYSE will close before 4:00 p.m. Eastern time. When that happens, purchase orders accepted after the NYSE closes will be effective the following business day.





The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in accordance with procedures established by, and under the supervision of, the Fund's Trustees.


   PURCHASING AND ADDING TO YOUR SHARES


Purchases of the Funds may be made on any business day. This includes any day on which the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

You may purchase the Fund through the Distributor or through investment representatives, who may charge fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

                                                                                 CLASS A AND CLASS C
                                                                                       SHARES*
                                                                               -----------------------
                                                                                MINIMUM      MINIMUM
                                                                                INITIAL     SUBSEQUENT
                                                           ACCOUNT TYPE        INVESTMENT   INVESTMENT
                                                     Regular
                                                     (non-retirement)            $1,000        $500
                                                     -------------------------------------------------
                                                     Retirement                  $  500        $200
                                                     -------------------------------------------------
                                                     Automatic Investment
                                                     Plan Regular                $1,000        $100
                                                     -------------------------------------------------
                                                     Automatic Investment
                                                     Plan Retirement             $  500        $100

* The minimum initial investment for all account types in Class I shares is $100,000.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, credit card convenience checks and cash are not accepted.




The Fund may waive its minimum purchase requirement and it may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to "PathMaster Domestic Equity
      Fund."

   3. Mail to: PathMaster Funds, P.O. Box 183085, Columbus, OH 43218-3085

   Subsequent:
   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: PathMaster Funds, P.O. Box 183085, Columbus, OH 43218-3085

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.


   3. Send to: PathMaster Funds,

      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please call 1-877-942-8434 for instructions on opening an account or purchasing additional shares by wire transfer.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $100)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   PURCHASES MADE THROUGH CERTAIN SELECTED DEALERS

   Shares of the Fund may also be purchased through certain broker-dealers or other financial intermediaries that have entered into selling agreements or related arrangements with the Fund or the Distributor. If you invest through such entities, you must follow their procedures for buying and selling Fund shares. Please note that such financial intermediaries may charge you fees in connection with purchases of Fund shares. Such broker-dealers or financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. If the broker-dealer or financial intermediary submits trades to the Fund, the Fund will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption, and will process the order at the next closing price computed after acceptance. The Adviser may make payments to such entities out of its own resources in connection with certain administrative services provided by them in connection with the Fund.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS
   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES



   INSTRUCTIONS FOR SELLING SHARES



   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-877-942-8434 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL

   1. Call 1-877-942-8434 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: PathMaster Funds, P.O. Box 183085 Columbus, OH 43218-3085

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."

   2. Send to: PathMaster Funds, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-877-942-8434 to request a wire transfer.
   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-877-942-8434.
         - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 15 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, which are members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS


   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders by telephone, transaction requests may be made by registered or express mail.


   REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

   When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
 14

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS


   If your account falls below $500 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE DISTRIBUTION CHECKS


   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges. You may also obtain information about the Fund's sales charges and ways to reduce sales charges through the use of breakpoints and waiver arrangements by visiting the Fund's website at http://www.pathmasterfunds.com.

                                        CLASS A                 CLASS C                 CLASS I

   Sales Charge (Load)            Front-end sales         No front-end sales      No front-end sales
                                  charge; reduced         charge or contingent    charge or contingent
                                  sales charges           sales charge.           sales charge.
                                  available. A
                                  contingent deferred
                                  sales charge of 1%
                                  applies to
                                  redemptions made
                                  within 12 months
                                  following certain
                                  purchases made
                                  without a sales
                                  charge.



   Distribution and               Subject to annual       Subject to annual       No distribution and
   Service (12b-1) Fee            distribution and        distribution and        shareholder
                                  shareholder             shareholder             servicing fees.
                                  servicing fees of up    servicing fees of up
                                  to .25% of the          to 1.00% of the
                                  Fund's total assets     Fund's total assets
                                  applicable to Class     applicable to Class
                                  A shares.               C shares.



   Fund Expenses                  Lower annual            Higher annual           Lower annual
                                  expenses than Class     expenses than Class     expenses than Class
                                  C shares; higher        A and Class I           A and Class C
                                  annual expenses than    shares.                 shares.
                                  Class I shares.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the Class A shares of the Fund are as follows:


                                                                                              DEALER
                                                      SALES CHARGE      SALES CHARGE        COMMISSION
                          YOUR                         AS A % OF          AS A % OF         AS A % OF
                       INVESTMENT                    OFFERING PRICE    YOUR INVESTMENT    OFFERING PRICE
      Less than $50,000                                   5.00%             5.26%              5.00%
      $ 50,000 but less than $100,000                     4.50%             4.71%              4.50%
      $100,000 but less than $250,000                     3.50%             3.63%              3.50%
      $250,000 but less than $500,000                     2.50%             2.56%              2.50%
      $500,000 but less than $750,000                     2.00%             2.04%              2.00%
      $750,000 but less than $1,000,000                   1.50%             1.52%              1.50%
      $1,000,000(1) or more                               None              None               None


   (1) There is no initial sales charge on purchase of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of $1 million or more, payments may be made to those broker-dealers having at least $1 million of assets invested in the Fund, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:

   LETTER OF INTENT -- You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   RIGHTS OF ACCUMULATION -- When the value of shares you already own in all share classes plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.


   In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your investment representative or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge.



   For further information regarding sales charge reductions, please visit the Fund's website at http://www.pathmasterfund.com or contact the Fund toll-free at (877) 942-8434.


   REINSTATEMENT PRIVILEGE

   If you have sold Class A shares and decide to reinvest in the Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SALES CHARGE WAIVERS

   The sales charge will not apply to purchases of Class A shares by:


   (1) Foreside Distribution Services, LP or any of its affiliates;


   (2) Trustees or officers of the Fund;

   (3) Officers and directors of Wayne Hummer Investments, L.L.C., Wayne Hummer Asset Management Company, Wayne Hummer Trust Company, Wintrust Financial Corporation ("Wintrust"), subsidiaries of Wintrust and their immediate families;

   (4) Trustees/directors of any mutual fund sponsored by Wayne Hummer Asset Management Company;

   (5) Bona fide, full-time employees of Wayne Hummer Asset Management Company, Wayne Hummer Trust Company, Wayne Hummer Investments, L.L.C., Focused Investments, L.L.C., Wintrust, subsidiaries of Wintrust and their immediate family members.

   (6) Employees of investment dealers and registered investment advisers authorized to sell the Wayne Hummer Funds.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE WAIVERS CONTINUED

   (7) Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) that have received authorization from the Distributor.

   (8) Accounts that are held with certain selected financial intermediaries that have entered into service agreements that have received authorization from the Distributor.

   For these purposes, "immediate family" is defined to include a person's spouse, parents and children.

   The Adviser, at its expense, may provide compensation to dealers in connection with sales of shares of the Fund.

   CLASS C SHARES

   Class C shares are sold without any initial sales charge or contingent sales charge.

   CLASS I SHARES

   Class I Shares are sold without any initial sales charge, with a minimum initial investment of $100,000 to the following:

   (1) Accounts for which the Adviser or any of its affiliates act as fiduciary, agent, investment adviser or custodian.

   (2) Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) that have received authorization from the Distributor.

   (3) Advisory clients of Wayne Hummer Asset Management Company with a fee-based asset management account.

   (4) Officers and trustees/directors of the Fund, Wayne Hummer Investments L.L.C., Wayne Hummer Asset Management Company, Wayne Hummer Trust Company Wintrust Financial Corporation ("Wintrust"), subsidiaries of Wintrust and their immediate families.

   (5) Trustees/directors of any mutual fund sponsored by Wayne Hummer Asset Management Company.

   (6) Bona fide, full time employees of Wayne Hummer Asset Management Company, Wayne Hummer Trust Company Wayne Hummer Investments L.L.C., Focused Investments, L.L.C., Wintrust, subsidiaries of Wintrust and their immediate family members.

   For these purposes, "immediate family" is defined to include a person's spouse, parents and children. The initial investment minimum may be waived for persons affiliated with the Adviser and its affiliated entities.
 18

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The 12b-1 fees vary by share class as follows:

   - Class A shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund attributable to Class A shares. This will cause expenses for Class A shares to be higher and dividends to be lower than for Class I shares.

   - Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund attributable to Class C shares. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A and Class I shares.

   - The higher 12b-1 fee on Class C shares helps the Distributor sell Class C shares without an "up-front" sales charge.

   - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution, as applicable.

   Long-term shareholders of Class A shares and Class C shares may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

   Class I shares are not subject to any 12b-1 distribution or service fees.

   The Adviser, at its expense, may provide compensation to dealers in connection with sales of shares of the Fund.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- ADDITIONAL PAYMENTS


   The Adviser has entered into an agreement with the Distributor whereby the Adviser has agreed that, in the event that the Fund's 12b-1 fees are not sufficient to pay for certain distribution activities described elsewhere in this Prospectus and disclosed above, the Adviser will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Fund's 12b-1 fees. Such payments by the Adviser, may be made, among other things, to supplement commissions re-allowed to dealers, or more generally to promote the sale of Fund shares or to service Fund shareholders. Among other things, such payments may include, but are not limited to: (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education in relation to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Fund shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Fund shares; and (5) payments for the sale of Fund shares and/or the maintenance of Fund share balances. These payments will not change the price an investor will pay for Fund shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals to recommend or sell Fund shares to a client over shares of other mutual funds. For more information, please contact your investment professional.


   FREQUENT TRADING POLICY

   Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the Fund does not impose limits on the frequency of purchases and redemptions. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom the Fund believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. The Fund's ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains for the Fund are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

   - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

   - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

   - A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

   - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax advisor about the particular consequences of investing in the Fund.

 [ICON]

   FUND MANAGEMENT



   THE INVESTMENT ADVISER

   The Fund's investment adviser is Wayne Hummer Asset Management Company, 300 South Wacker Drive, Chicago, Illinois 60606. The investment adviser manages the Fund's investments and provides the Fund with operating facilities under the direction of the Board of Trustees. Wayne Hummer Asset Management Company was organized in 1981 and also serves as investment adviser to various individual, institutional and fiduciary accounts.

   As compensation for its advisory and management services to the Fund, the investment adviser receives an annual fee that is computed and accrued daily and payable monthly. The annual investment advisory fee paid by the Fund is 0.60% of the Fund's average daily net assets. The investment adviser may, from time to time, waive some or all of the investment advisory fee payable to it.


   Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Fund is provided in the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2007.




   PORTFOLIO MANAGEMENT



   The Adviser uses a team approach to investment management. The Portfolio Manager is primarily responsible for the day-to-day management of the Fund, while the Research Analysts provide portfolio research and analysis. The members of the team are:



    RICHARD CHARLES O'HARA, CFA,      Portfolio Manager, Wayne Hummer Asset Management Company
    PORTFOLIO MANAGER                 since 2005. Prior thereto, Auditor, Price Waterhouse,
                                      1988-1989; Portfolio Analyst, Equitable Capital Management,
                                      1989-1990; Senior Manager, American Express, 1990-1997;
                                      Senior Manager, Case Credit, 1997-1998; Analyst/Director of
                                      Research, Lake Forest Capital Management Company, 1998 to
                                      2002. Director of Research, Wayne Hummer Asset Management
                                      Company, 2002-2005; B.S. Pennsylvania State University,
                                      M.B.A., New York University.



    HUONG M. LE,                      Senior Research Analyst, Wayne Hummer Asset Management
    SENIOR RESEARCH ANALYST           Company since 2004. Prior thereto, Retirement Plans
                                      Specialist, Wayne Hummer Investments 2002-2003; Contract
                                      Account Assistant, Foote Cone & Belding 2001-2002;
                                      Retirement Specialist II, Charles Schwab Corporation
                                      1999-2000; Clinical Research Technician, Evanston Hospital
                                      1996-1998. B.A. Northwestern University, MBA, University of
                                      Chicago.



    ZACHARY ROSENSTOCK                Research Analyst, Wayne Hummer Asset Management Company
    RESEARCH ANALYST                  since 2005. Prior thereto, held various part-time employment positions in the education field and restaurant services
                                      industry, 2004-2005; and student at Boston College,
                                      2000-2004. B.A. Boston College, 2004.


   The Statement of Additional Information has more detailed information about the Adviser and the other service providers as well as additional information about the portfolio managers' compensation arrangements, other accounts managed, as applicable, and ownership of securities of the Fund.

   FUND MANAGEMENT


   THE DISTRIBUTOR AND ADMINISTRATOR


   Foreside Distribution Services, LP, 100 Summer Street, Boston, MA 02110 is the Fund's distributor and Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 is the Fund's administrator.


   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS

   A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the Statement of Additional Information (SAI).

 [HAND ICON]

   FINANCIAL HIGHLIGHTS



   FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented in the financial highlights was audited by Ernst & Young LLP, independent registered public accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



                                               FOR THE                      FOR THE                      FOR THE
                                             FISCAL YEAR     FOR THE      FISCAL YEAR     FOR THE      FISCAL YEAR     FOR THE
                                                ENDED      PERIOD ENDED      ENDED      PERIOD ENDED      ENDED      PERIOD ENDED
                                              MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                                2007         2006 (D)        2007         2006 (G)        2007         2006 (G)
                                             ------------------------------------------------------------------------------------
                                               CLASS I       CLASS I        CLASS A       CLASS A        CLASS C       CLASS C
  NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.51        $10.00        $10.49         $10.14        $10.50         $10.14
  -------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                         0.07          0.07          0.05           0.01         (0.05)            --(h)
    Net realized and unrealized gains from
      investments                                 1.11          0.51          1.11           0.35          1.11           0.36
  -------------------------------------------------------------------------------------------------------------------------------
      Total from investment activities            1.18          0.58          1.16           0.36          1.06           0.36
  -------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                        (0.08)        (0.07)        (0.06)         (0.01)           --(h)          --(h)
    Net realized gains from investments          (0.10)           --         (0.10)            --         (0.10)            --
  -------------------------------------------------------------------------------------------------------------------------------
      Total distributions                        (0.18)        (0.07)        (0.16)         (0.01)        (0.10)            --(h)
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD               $ 11.51        $10.51        $11.49         $10.49        $11.46         $10.50
  -------------------------------------------------------------------------------------------------------------------------------
      Total Return (a)                           11.35%         5.80%(e)     11.14%          3.59%(e)     10.17%          3.60%(e)
  RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000)          $16,629        $4,473        $4,713         $1,108        $  593         $  312
    Ratio of expenses to average net assets
      (i)                                         1.25%         1.20%(f)      1.50%          1.50%(f)      2.25%          2.25%(f)
    Ratio of net investment income to
      average net assets (i)                      0.70%         1.88%(f)      0.44%          1.69%(f)     (0.42)%         0.99%(f)
    Ratio of expenses to average net assets
      (b)(i)                                      3.31%         9.92%(f)      3.61%         19.01%(f)      4.21%         17.69%(f)
    Portfolio turnover (c)                       86.04%        19.89%(e)     86.04%         19.89%(e)     86.04%         19.89%(e)


   (a) Total Return calculations do not include any sales or redemption charges.

   (b) During the period, certain fees were reduced or reimbursed. If such fee reductions had not occurred, the ratio would have been as indicated.

   (c) Portfolio Turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

   (d) Class I Shares commenced operations on December 2, 2005.

   (e) Not annualized.

   (f) Annualized.

   (g) Class A Shares and Class C Shares commenced operations on January 17,
       2006.

   (h) Less than $0.005 per share.

   (i) Does not include the expenses of underlying funds.
 24

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. YOU MAY ALSO VISIT THE FUND'S WEBSITE AT HTTP://WWW.PATHMASTERFUNDS.COM TO OBTAIN FREE COPIES OF REPORTS AND THE SAI. OR CONTACT THE FUND AT:

                            PATHMASTER FUNDS
                            P.O. BOX 183085
                            COLUMBUS, OHIO 43218-2094
                            TELEPHONE: 1-877-942-8434

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act File No. 811-6526.                             WHPU 08/07

                                 PATHMASTER(TM)

                         PATHMASTER DOMESTIC EQUITY FUND

                           AN INVESTMENT PORTFOLIO OF
                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2007


This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the PathMaster Domestic Equity Fund (the "Fund") dated the same date as the date hereof (the "Prospectus"). The Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The PathMaster Funds, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-877-942-8434.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................................    3
   Additional Information on Portfolio Instruments.........................    3
INVESTMENT RESTRICTIONS....................................................    8
   Portfolio Turnover......................................................    9
NET ASSET VALUE............................................................   10
   Additional Purchase and Redemption Information..........................   11
MANAGEMENT OF THE GROUP....................................................   11
   Trustees and Officers...................................................   11
   Investment Adviser......................................................   15
   Portfolio Manager Information...........................................   17
   Code Of Ethics..........................................................   18
   Portfolio Transactions..................................................   19
   Administrator, Transfer Agent and Fund Accounting Services..............   20
   Distributor.............................................................   22
   Custodian...............................................................   23
   Independent Registered Public Accounting Firm...........................   23
   Legal Counsel...........................................................   23
ADDITIONAL INFORMATION.....................................................   24
   Description Of Shares...................................................   24
   Vote of a Majority of the Outstanding Shares............................   25
   Additional Tax Information..............................................   25
   Performance Calculations................................................   30
   Performance Comparisons.................................................   33
   Principal Shareholders..................................................   34
   Proxy Voting............................................................   34
   Disclosure of Fund Portfolio Holdings...................................   35
MISCELLANEOUS..............................................................   35
FINANCIAL STATEMENTS.......................................................   36

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

     The Coventry Group (the "Group") is an open-end management investment company which currently offers its shares in separate series. This Statement of Additional Information deals with one such portfolio, the PathMaster Domestic Equity Fund (the "Fund"), which is classified as a non-diversified fund for purposes of the 1940 Act. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

     Bank Obligations. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

     The Fund may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

     Foreign Investment. Investments in securities issued by foreign issuers, including American Depositary Receipts ('ADRs") and European Depositary Receipts ("EDRs"), may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

     U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     Variable and Floating Rate Securities. The Fund may acquire variable and floating rate securities, subject to the Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of the Fund's limitation on investments in illiquid securities, as set forth in the Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

     Restricted Securities. Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.


     Options Trading. The Fund may purchase and write (sell) put and call options. An American style put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. An American style call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.


     When the Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     The Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.

     Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

     When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage.

     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.


     Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

     Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies in accordance with applicable provisions of the 1940 Act. In connection with its investment in other investment companies, the Fund intends to invest in securities of other investment companies in reliance upon certain exemptive relief that has been provided under the 1940 Act to certain other investment companies which allows the Fund to purchase and hold securities of such other investment companies in excess of the investment limitations otherwise applicable to the Fund under Section 12(d) of the 1940 Act. The statutory limitations of the 1940 Act with respect to the investment by the Fund in the securities of other investment companies, absent reliance on applicable exemptive relief, provides that the Fund may invest in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12 of the 1940 Act or except as may be permitted by the Securities and Exchange Commission. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


     As noted in the Prospectus, the Adviser pursues the Fund's investment objective by investing primarily in ETFs, which are entities that are generally (but not necessarily exclusively) organized as investment companies. To the extent that the Fund invests in ETFs in excess of the statutory limitations applicable to the Fund under the 1940 Act with respect to its investment in other investment companies, the Fund will do so in reliance on relevant exemptive relief provided by the SEC through the issuance of an exemptive order providing specific statutory relief from the limitations on investment by the Fund in such other investment companies. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. (collectively, the "iShares Funds") which permits investment companies, including the Fund, to invest in the various series of the iShares Funds in excess of certain of the statutory limitations of Section 12(d) of the 1940 Act regarding investments by investment companies in the shares of other investment companies. In connection with its investment in the iShares Funds in accordance with the applicable exemptive relief obtained by the iShares Funds, the Fund and the Adviser have entered into an agreement with the iShares Funds that sets forth certain conditions regarding the Fund's investment in the iShares Funds. To the extent that other ETFs obtain similar exemptive relief from the SEC to permit investment companies, such as the Fund, to invest in them in excess of the statutory limitations imposed by the 1940 Act, the Fund may seek to qualify to invest in such other ETFs in accordance with the applicable exemptive relief that has been obtained.

                             INVESTMENT RESTRICTIONS

     The Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of the Fund's outstanding Shares. The following investment restrictions may be changed with respect to a the Fund only by a vote of the majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

     The Fund may not:

     1. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     2. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder;

     3. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

     4. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

     5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

     6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

     7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

     The Fund is classified as a non-diversified fund for purposes of the 1940 Act and it may therefore concentrate its investments in a more limited number of issuers than a diversified fund. As a result of this, the Fund's shares may therefore be more susceptible to adverse changes in the securities of a particular issuer that it holds.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Time on each Business Day of the Fund. A "Business Day" of the Fund is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

     Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Group's Board of Trustees.

     Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Fund do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

     Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Fund are sold on a continuous basis by Foreside Distribution Services, LP ("Foreside"), and Foreside has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from Foreside, Shares may be purchased through procedures established by Foreside in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Fund may include officers, directors, or employees of the Adviser or the Entities.


     The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

     The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

INTERESTED TRUSTEES*



                                                                                                  Number of
                                                                                                Funds in Fund
                         Position(s)                                                            Complex ***            Other
                          Held With    Term of Office** and   Principal Occupation(s) During      Overseen         Directorships
 Name, Address and Age    the Funds   Length of Time Served          Past Five Years             by Trustee       Held by Trustee
 ---------------------   -----------  ---------------------  -------------------------------  ----------------  ------------------
Walter B. Grimm          Trustee      Indefinite;            President, Leigh Investments,           15         The Coventry Funds
3435 Stelzer Road                     Since April, 1997      Inc. November 2005 to present.                     Trust
Columbus, Ohio 43219                                         Employee BISYS Fund Services
Date of Birth: 6/3/1945                                      Ohio, Inc. June, 1992 to
                                                             October, 2005



* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act due to his previous employment with BISYS Fund Services Ohio, Inc., the Fund's previous administrator.
     BISYS Fund Services Ohio, Inc. was acquired by Citigroup in August 2007. Mr. Grimm ceased to be an employee of BISYS after October 31, 2005.



INDEPENDENT TRUSTEES



                                                                                                     Number of
                            Position(s)                                                            Funds in Fund         Other
                             Held With     Term of Office and    Principal Occupation(s) During  Complex Overseen    Directorships
   Name, Address and Age     the Funds   Length of Time Served          Past Five Years             by Trustee      Held by Trustee
   ---------------------    -----------  ---------------------  -------------------------------  ----------------  -----------------
Diane E. Armstrong          Trustee      Indefinite;            Principal of King, Dodson               15         The Coventry
3435 Stelzer Road                        Since November, 2004.  Armstrong Financial Advisors,                      Funds Trust
Columbus, Ohio 43219                                            Inc. August, 2003 to present.
Date of Birth: 7/2/1964                                         Director of Financial Planning,
                                                                Hamilton Capital Management.
                                                                April, 2000 to August, 2003.

Maurice G. Stark            Trustee      Indefinite;            Consultant to Battelle Memorial         15         The Coventry
3435 Stelzer Road                        Since January, 1992.   Institute (non-profit research                     Funds Trust
Columbus, Ohio 43219                                            group). January, 1995 to
Date of Birth: 9/23/1935                                        present.

Michael M. Van Buskirk      Trustee and  Indefinite;            President and Chief Executive           15         The Coventry
3435 Stelzer Road           Chairman of  Trustee since          Officer, Ohio Bankers League.                      Funds Trust
Columbus, Ohio 43219        the Board    January, 1992.         May, 1991 to present.
Date of Birth: 2/22/1947                 Chairman since
                                         January, 2006.

James H. Woodward           Trustee      Indefinite;            Chancellor Emeritus,                    15         The Coventry
3435 Stelzer Road                        Since February, 2006   University of North Carolina at                    Funds Trust
Columbus, Ohio 43219                                            Charlotte. August, 2005 to present.
Date of Birth: 11/24/1939                                       Chancellor, University of North
                                                                Carolina at Charlotte. July,
                                                                1989 to July, 2005.



**   Trustees hold their position until their resignation or removal.



*** The "Fund Complex" consists of The Coventry Group and The Coventry Funds Trust.

OFFICERS WHO ARE NOT TRUSTEES



                            Position(s)
                             Held With    Term of Office* and              Principal Occupation(s) During
   Name, Address and Age     the Funds   Length of Time Served                    Past Five Years
   ---------------------    -----------  ---------------------  ---------------------------------------------------


David C. Bunstine           President    Indefinite;            Vice President, Client Service Citi Fund Services
3435 Stelzer Road                        Since June, 2007       Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.)
Columbus, Ohio 43219                                            November, 1999 to present
Date of Birth: 7/30/65

Linda A. Durkin             Treasurer    Indefinite;            Vice President of Fund Administration, Citi Fund
3435 Stelzer Road                        Since November, 2006   Services Ohio, Inc. (formerly, BISYS Fund Services Ohio,
Columbus, Ohio 43219                                            Inc.) September, 2006 to present. Investors Bank & Trust
Date of Birth: 11/1/1960                                        Co. February, 2006 to September, 2006. R.R. Donnelley &
                                                                Sons Co. June, 2003 to January, 2006. Vice President -
                                                                Director of Fund Administration, Mercantile-Safe Deposit
                                                                and Trust Co. 1993 to 2002

Curtis Barnes               Secretary    Indefinite;            Vice President-Legal Services Citi Fund Services
100 Summer Street                        Since May, 2007        Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.)
Boston, MA 02110                                                May, 1995 to present.
Date of Birth: 9/24/1953

Eric B. Phipps              Chief        Indefinite;            Vice President Citi Fund Services Ohio, Inc. (formerly,
3435 Stelzer Road           Compliance   Since November, 2006   BISYS Fund Services Ohio, Inc.) June, 2006 to present.
Columbus, Ohio 43219        Officer                             Staff Accountant United States Securities and Exchange
Date of Birth: 6/20/1971                                        Commission October, 2004 to May, 2006. Director of Compliance
                                                                BISYS Fund Services Ohio, Inc. December, 1995 to October,
                                                                2004.



* Officers hold their positions until a successor has been duly elected and qualified.


BOARD COMMITTEES


     The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met three times during the last fiscal year, include all of the Board's independent trustees: Maurice G. Stark, Michael M. Van Buskirk, Diane E. Armstrong and James H. Woodward. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held No meetings. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets as necessary.


OWNERSHIP OF SECURITIES


     As of July 6, 2007, the Group's Trustees and officers, as a group, owned less than 1% of the Fund's outstanding Shares. For the year ended December 31, 2006, the dollar range of equity securities owned beneficially by each Trustee in the Fund and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund is as follows:


INTERESTED TRUSTEES


                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                              IN ALL REGISTERED INVESTMENT COMPANIES
                  DOLLAR RANGE OF EQUITY   OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE   SECURITIES IN THE FUND                    COMPANIES*
---------------   ----------------------   -------------------------------------------
Walter B. Grimm             $0                                  $0

INDEPENDENT TRUSTEES



                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                         DOLLAR RANGE OF EQUITY   OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE          SECURITIES IN THE FUND                    COMPANIES*
---------------          ----------------------   -------------------------------------------
Diane E. Armstrong                 $0                                  $0
Maurice G. Stark                   $0                          $10,000 - $50,000
Michael M. Van Buskirk             $0                                  $0
James H. Woodward                  $0                                  $0



* "Family of Investment Companies" means The Coventry Group and The Coventry Funds Trust.


     The Officers of the Group (other than the Chief Compliance Officer) receive no compensation directly from the Group for performing the duties of their offices. Citi Fund Services Ohio, Inc. ("Citi") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Burstine, Barnes and Phipps and Ms. Durkin are employees of Citi.



     Trustees of the Group not affiliated with Citi receive from the Group, effective as of May 17, 2007, the following fees: a quarterly retainer fee of $2,000 per quarter; a regular meeting fee of $3,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; and a $500 per meeting fee for all other committee meetings. Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Citi do not receive compensation from the Group.



     For the fiscal year ended March 31, 2007 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Fund or an investment adviser that is an affiliated person of the Group's investment adviser:



                                                       PENSION OR                          TOTAL COMPENSATION
                                                  RETIREMENT BENEFITS   ESTIMATED ANNUAL    FROM THE FUND AND
                         AGGREGATE COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON     FUND COMPLEX PAID
   NAME OF TRUSTEE            FROM THE FUND           FUNDS EXPENSES        RETIREMENT       TO THE TRUSTEES**
---------------------    ----------------------   -------------------   ----------------   ------------------
Diane E. Armstrong                 $589                    $0                  $0                  $22,500
Walter B. Grimm*                   $583                    $0                  $0                  $21,500
Maurice G. Stark                   $589                    $0                  $0                  $22,500
Michael M. Van Buskirk             $593                    $0                  $0                  $23,000
James H. Woodward                  $593                    $0                  $0                  $23,000



* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act due to his previous employment with BISYS Fund Services Ohio, Inc., the Fund's previous administrator.
     BISYS Fund Services Ohio, Inc. was acquired by Citigroup in August 2007. Mr. Grimm ceased to be an employee of BISYS after October 31, 2005.

**   The "Fund Complex" consists of The Coventry Group and The Coventry Funds
     Trust.




INVESTMENT ADVISER


     Investment advisory services are provided to the Fund by Wayne Hummer Asset Management Company (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of December 1, 2005. As of March 31, 2007, the Adviser had total assets under management of approximately $1 billion of which approximately $22 million were mutual fund assets. The Adviser is a wholly owned subsidiary of Wintrust Financial Corporation ("Wintrust"), a financial services holding company. Wintrust is also the sole shareholder of North Shore Community Bank and Trust Company and the sole member of Wayne Hummer Investments L.L.C., a registered broker-dealer.


     Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (0.60%) of the Fund's average daily net assets. The Adviser may, from time to time, voluntarily reduce all or a portion of its advisory fee with respect to the Fund.


     For the period from December 2, 2005 (commencement of operations) through March 31, 2006, the Fund incurred investment advisory fees equal to $6,718, all of which was waived by the Adviser. For the period from April 1, 2006 through March 31, 2007, the Fund incurred investment advisory fees equal to $86,642, all of which was waived by the Adviser. The Adviser has contractually agreed, until February 28, 2008, pursuant to the terms of an Expense Limitation Agreement, to waive fees and/or reimburse the Fund to the extent necessary to maintain the Fund's total fund operating expenses for Class A, Class C and Class I shares at 1.50%, 2.25% and 1.25%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes, indirect costs (such as the expenses of other funds in which the Fund may invest) and dividends and extraordinary expenses. The Fund has agreed to repay the Adviser for amounts that were waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement for a period of up to three years after such waiver or reimbursement was made to the extent that such payment does not cause the total fund operating expenses for a class of shares of the Fund to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. As of March 31, 2007, the Adviser was entitled to be reimbursed for previously waived and/or reimbursed fees in the amount of $423,671.



     Unless sooner terminated, the Investment Advisory Agreement will continue in effect until February 28, 2008, and year to year thereafter for successive annual periods if, as to the Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund, and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

PORTFOLIO MANAGER INFORMATION


     Richard O'Hara, Huong Le and Zachary Rosenstock serve as members of the portfolio management team for the Fund. The following table lists the number and types of other accounts managed by each portfolio manager and assets under management in those accounts as of March 31, 2007:

                                                       OTHER POOLED                                        TOTAL OTHER
                      OTHER REGISTERED      ASSETS      INVESTMENT      ASSETS                  ASSETS        ASSETS
PORTFOLIO            INVESTMENT COMPANY   MANAGED ($      VEHICLE     MANAGED ($     OTHER    MANAGED ($    MANAGED ($
MANAGER                   ACCOUNTS         MILLIONS)     ACCOUNTS      MILLIONS)   ACCOUNTS    MILLIONS)     MILLIONS)
---------            ------------------   ----------   ------------   ----------   --------   ----------   ------------
ZACHARY ROSENSTOCK            0               $0             0            $0           0          $ 0           $ 0
RICHARD O'HARA                0               $0             0            $0          25          $30           $30
HUONG LE                      0               $0             0            $0           0          $ 0           $ 0



     The portfolio managers did not manage any accounts with performance-based fees. Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.


     The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

     The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.


     The dollar range of equity securities beneficially owned by the Fund's portfolio managers in the Funds they manage as of March 31, 2007 is as follows:



PORTFOLIO MANAGER    DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
-----------------    ----------------------------------------------------
Zachary Rosenstock                           None
Richard O'Hara                        $50,001 - $100,000
Huong Le                                 $1 - $ 10,000

CODE OF ETHICS

     The Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of their respective personnel. Each Code permits covered personnel to trade in securities in which the Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities with respect to fixed income securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.


     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The Adviser will not inquire into, nor take into consideration, the sales of Fund shares, if any, made by any broker when selecting brokers or allocating trades among various brokers. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Fund. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the

Fund may indirectly benefit from information made available as a result of transactions effected for such other clients.

     The Adviser may not give consideration to sales of shares of the Funds as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Funds' shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

     Under the Investment Advisory Agreement the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28 (e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Fund.

     While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

     Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for the Fund are made independently from those for the other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Group.


     For the period from December 2, 2005 (commencement of operations) through March 31, 2006, the Fund paid brokerage commissions of $913, none of which were paid to any affiliate of the Fund or the Adviser. For the period from April 1, 2006 through March 31, 2007, the Fund paid brokerage commissions of $4,883, none of which were paid to any affiliate of the Fund or the Adviser.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING SERVICES


     Citi serves as administrator and transfer agent for the Fund and also provides fund accounting services to the Fund pursuant to a Master Services Agreement dated as of December 1, 2005 (the "Master Services Agreement"). As administrator, Citi assists in supervising all operations of the Fund and has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations.
Prior to its acquisition by Citigroup on August 1, 2007, the administrator was known as BISYS Fund Services Ohio, Inc.

     Citi also serves as transfer agent for the Fund pursuant to the Master Services Agreement. Pursuant to such Agreement, Citi, as the transfer agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials.

     In addition, Citi provides certain fund accounting services to the Fund pursuant to the Master Services Agreement. Under the Master Services Agreement, Citi maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     Citi receives a fee from the Fund for its services provided under the Master Services Agreement and expenses assumed pursuant to the Master Services Agreement that is calculated daily and paid periodically based upon the amount of the Fund's average daily net assets and it also receives specific fees for individual services performed under the Agreement. For the period from December 2, 2005 (commencement of operations) through March 31, 2006, BISYS Fund Services Ohio, Inc., the prior administrator, earned $51,053 with respect to its services to the Fund pursuant to the Master Services Agreement. For the period from April 1, 2006 through March 31, 2007, BISYS Fund Services Ohio, Inc. earned $208,800 with respect to its services to the Fund pursuant to the Master Services Agreement.


     Unless sooner terminated as provided therein, the Master Services Agreement's term expires on December 1, 2007. The Master Services Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party. The Master Services Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Agreement and for cause (as defined in the Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.


     The Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Master Services Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by Citi of its obligations and duties thereunder.


DISTRIBUTOR


     Foreside Distribution Services, LP ("Foreside") serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated as of August 1, 2007 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

     In its capacity as Distributor, Foreside enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. Foreside receives annual compensation of $18,750 under the Distribution Agreement with the Group. Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside's services as distributor of the Fund pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Fund is not otherwise authorized to make such payments.


     The Group has adopted a Service and Distribution Plan for Class A and Class C Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Class A Shares of the Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance to the Fund. Payments to such Service Organizations may be made pursuant to agreements entered into with Foreside. The Plan authorizes the Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A Shares of the Fund and up to 1.00% of the average daily net assets of Class C Shares.


     As required by Rule 12b-1, the Plan was approved by the initial Shareholders of the Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

     The Board of Trustees of the Group believes that the Plan is in the best interests of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.


     Foreside may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's Shares including, but not limited to, those discussed above.

     Prior to its acquisition by Foreside Distributors, LLC on August 1, 2007, the Distributor was known as BISYS Fund Services Limited Partnership ("BISYS"), 3435 Stelzer Road, Columbus, OH 43065. For the period from December 2, 2005 (commencement of operations) through March 31, 2006, BISYS received distribution fees with respect to Class A Shares and Class C Shares in the amounts of $263 and $89, respectively, all of which fees were paid as compensation to dealers. For the period from April 1, 2006 through March 31, 2007, BISYS received distribution fees with respect to Class A Shares and Class C Shares in the amounts of $7,249 and $3,054, respectively, all of which fees were paid as compensation to dealers.

     For the period from December 2, 2005 (commencement of operations) through March 31, 2006, BISYS received $19,228 from commissions on sales of Class A Shares and the redemption of Class C Shares, $16,211 of which was re-allowed by the Distributor to broker-dealers affiliated with the Fund. BISYS retained $3,016 in commissions.



     For the period from April 1, 2006 through March 31, 2007, BISYS received $68,482 from commissions on sale of Class A shares and the redemption of Class C shares, $56,692 of which was re-allowed by the Distributor to broker-dealers affiliated with the Fund. BISYS retained $11,790 in commissions.


CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), has been selected to serve as the Fund's custodian pursuant to the Custody Agreement dated as of December 1, 2005. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

Shareholder Services Agreements

     Effective as of August 1, 2006, the Fund is entitled to enter into Shareholder Services Agreements pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Fund attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, the Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Fund) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Fund; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Fund in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Fund to shareholder accounts; (8) determining amounts to be reinvested in the Fund; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The independent registered public accounting firm of Ernst & Young LLP performs an annual audit of the Fund's financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL


     Thompson Hine LLP, 10 West Broad Street, Suite 700, Columbus, Ohio 43215, is counsel to the Group.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     The Fund is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code, for so long as such qualification is in the best interest of the Fund's shareholders. To qualify as a regulated investment company, the Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

     A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

     Although the Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

     It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

     The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides through 2010 for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund may separately designate distributions of any long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions resulting from the Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

     Any net capital loss realized by the Fund may be carried forward and will be available to offset future net capital gains, if any, for a period of eight years to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

     Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund may designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of the Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

     The Fund may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

     Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

     Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Constructive Sales. Certain Code provisions may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

     Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

PERFORMANCE CALCULATIONS

     Yield and Total Return Calculations

     Yield Calculations. Yields of the Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                 a - b
                      Yield = 2 (----- + 1) to the 6th power - 1
                                   cd

               Where: a = dividends and interest earned during the period.

                      b = expenses accrued for the period (net of
                          reimbursements).

                      c = the average daily number of Shares outstanding during
                          the period that were entitled to receive dividends.

                      d = maximum offering price per Share on the last day of
                          the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     During any given 30-day period, the Adviser or Administrator may voluntarily waive all or a portion of its fees with respect to the Fund. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

     Total Return Calculations. Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

     The Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                           ERV
                      Average Annual Total Return = (---) 1/n - 1
                                                            P

Where:                   ERV = ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the period.

                         p   = hypothetical initial payment of $1,000.

                         n   = period covered by the computation, expressed in
                               terms of years.

     The Fund computes its aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                      ERV
                      Aggregate Total Return = (---) 1/n - 1
                                                       P

Where:                   ERV = ending redeemable value at the end of the
                               period covered by the computation of a
                               hypothetical $1,000 payment made at the beginning of the period.

                         p   = hypothetical initial payment of $1,000.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                       ATVD
Average Annual Total Return After Taxes = [---- to the 1/nth power -1] (after
         taxes on distributions)                         P

Where:              P    =  a hypothetical initial payment of $1,000.

                    n    =  number of years.

                    ATVD = ending value of a hypothetical $1,000 payment made
                           at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                            ATVDR
Average Annual Total Return After Taxes = [(-----) to the 1/nth power -1]

(after taxes on distributions and redemptions)              P

Where:              P     = a hypothetical initial payment of $1,000.

                    n     = number of years.

                    ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE COMPARISONS

     Investors may analyze the performance results of the Fund by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisors and to other banking institutions.

     From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

     Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield and total return to Customers.

PRINCIPAL SHAREHOLDERS


     As of July 6, 2007 the following entities owned beneficially or of record 5% or more of the Fund's outstanding shares.

Share  Percentage                                                              Ownership
Class   of shares        Owner                        Address                   Status
-----  ----------   -------------------   ----------------------------------   ---------

  A        75%      First Clearing, LLC   10750 Wheat First Drive              Record
                                          Glen Allen, VA 23060
  A        25%      Investors Bank &      4 Manhattanville Road Purchase, NY   Record
                    Trust                 10577
  C       100%      First Clearing, LLC   10750 Wheat First Drive              Record
                                          Glen Allen, VA 23060
  I        57%      Lafoba & Co.          50 Commerce Drive                    Record
                                          Grayslake, IL 60030
  I        27%      First Clearing, LLC   10750 Wheat First Drive              Record
                                          Glen Allen, VA 23060
  I         9%      MG Trust Co.          700 17th Street Suite 300            Record
                                          Denver, CO 80202
  I         5%      US Bank               PO Box 1787                          Record
                                          Milwaukee, WI 53201

Persons or entities owning more than 25% of the Fund's voting securities may be deemed to be control persons of the Fund because they can effect control on the voting securities of other security holders. The Trustees and Officers, as a group, owned less than 1% of the Fund's outstanding shares.


PROXY VOTING

     The Board of Trustees of the Group has adopted a proxy voting policy and procedure (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th of each year will be available (1) without charge, upon request, by calling 1-877-942-8434, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.


DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Fund's portfolio securities. A complete list of the Fund's portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Fund's portfolio holdings, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Fund's custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

     Neither the Fund nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

MISCELLANEOUS

     Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

     The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

     The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS


     The financial statements of the Fund appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2007 have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------

         ITEM 22.  EXHIBITS
                (a)(1)   Declaration of Trust(1)


                (a)(2) Establishment and Designation of Series of Shares (The Pathmaster Domestic Equity Fund)(4)

                (b)      By-Laws(2)

                (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares.

                (d) Investment Advisory Agreement between Registrant and Wayne Hummer Asset Management Company (4)


                (e)(1) Form of Distribution Agreement between Registrant and Foreside Distribution Services, LP -- filed herewith


                (e)(2)   Distribution Services Agreement (4)

                (f)      Not Applicable

                (g) Custody Agreement between Registrant and Brown Brothers Harriman & Co. (4)

                (h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (4)


                (h)(2)   Expense Limitation Agreement - filed herewith


                (h)(3)   Compliance Services Agreement(4)


                (h)(4) Amendment to Compliance Services Agreement - filed herewith



                (i)      Opinion and Consent of Counsel - filed herewith


                (j) Consent of Independent Registered Public Accounting Firm - filed herewith

                (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Service and Distribution Plan(4)

                  (n)      Not Applicable

                  (o)      Rule 18f-3 Plan(4)

                  (p)(1)   Code of Ethics of Registrant(3)


                  (p)(2) Code of Ethics of Foreside Distribution Services, LP - filed herewith


                  (p)(3) Code of Ethics of Wayne Hummer Asset Management Company(4)


                  (q)      Powers of Attorney - filed herewith


__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 103 filed July 28, 2004.
4.       Filed with Post-Effective Amendment No. 117 on December 1, 2005.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 24.          INDEMNIFICATION
                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
                  (a) Wayne Hummer Asset Management Company, Chicago, Illinois, is the investment adviser for the Fund. The business and other connections of Wayne Hummer Asset Management Company are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Wayne Hummer Asset Management Company as currently filed with the SEC which is incorporated by reference herein.



ITEM 26.          PRINCIPAL UNDERWRITER

                  (a) Until August 1, 2007, BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

                  Allianz Variable Insurance Products Fund of Funds Trust Allianz Variable Insurance Products Trust
                  American Independence Funds Trust
                  American Performance Funds
                  The Bjurman, Barry Funds
                  Commonwealth International Series Trust
                  The Coventry Group
                  The Coventry Funds Trust
                  Excelsior Funds, Inc.
                  Excelsior Funds Trust
                  Excelsior Tax-Exempt Funds, Inc.
                  First Focus Funds, Inc.
                  Capital One Funds
                  Greenwich Advisors Trust
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  Legacy Funds Group
                  Pacific Capital Funds
                  STI Classic Funds
                  STI Classic Variable Trust
                  The Blue Fund Group
                  Vintage Mutual Funds, Inc.

                  BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  Effective August 1, 2007, Foreside Distribution Services L.P. ("Foreside") will act as principal underwriter for the following investment companies:

                  American Independence Funds Trust
                  The Bjurman, Barry Funds
                  Commonwealth International Series Trust
                  The Coventry Group
                  The Coventry Funds Trust
                  Excelsior Funds, Inc.
                  Excelsior Funds Trust
                  Excelsior Tax-Exempt Funds, Inc.
                  First Focus Funds, Inc.
                  Capital One Funds
                  Greenwich Advisors Trust
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  Legacy Funds Group
                  Pacific Capital Funds
                  STI Classic Funds
                  STI Classic Variable Trust
                  The Blue Fund Group
                  Vintage Mutual Funds, Inc.

                  Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Foreside's main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.


                  (b) Information about the Directors and Officers of BISYS are as follows:



--------------------------------------------------------------------------------------------------------
Name                   Address                                    Address
--------------------------------------------------------------------------------------------------------
Brian K. Bey           3435 Stelzer Rd., Columbus, OH  43219      President and Director
--------------------------------------------------------------------------------------------------------
Elliot Dobin           100 Summer St., Boston, MA  02110          Secretary
--------------------------------------------------------------------------------------------------------
Andrew H. Byer         3435 Stelzer Rd., Columbus, OH  43219      Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
Wayne A. Rose          100 Summer St., Boston, MA  02110          Assistant Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
James E. (Ed) Pike     3435 Stelzer Rd., Columbus, OH  43219      Financial and Operations Principal
--------------------------------------------------------------------------------------------------------



        Information about the Directors and Officers of Foreside are as follows:



--------------------------------------------------------------------------------------------------------
Name                   Address                                    Address
--------------------------------------------------------------------------------------------------------
Brian K. Bey           3435 Stelzer Rd., Columbus, OH  43219      President and Director
--------------------------------------------------------------------------------------------------------
Elliot Dobin           100 Summer St., Boston, MA  02110          Secretary
--------------------------------------------------------------------------------------------------------
Andrew H. Byer         3435 Stelzer Rd., Columbus, OH  43219      Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
Wayne A. Rose          100 Summer St., Boston, MA  02110          Assistant Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
James E. (Ed) Pike     3435 Stelzer Rd., Columbus, OH  43219      Financial and Operations Principal
--------------------------------------------------------------------------------------------------------

                  (c)      Not applicable



ITEM 27.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) In connection with the Fund, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Wayne Hummer Asset Management Company, 300 South Wacker Drive, Chicago, Illinois 60606 (records relating to its function as investment adviser for the Fund); Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager and administrator), Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent), Foreside Distribution Services, LP,
                           100 Summer Street, Boston, MA 02110 (records relating to its functions as distributor) and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (records relating to its function as custodian).


ITEM 28.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 29.          UNDERTAKINGS

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 125 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 27th day of July, 2007.


                               THE COVENTRY GROUP


                                    By:     /s/ David Bunstine
                                            -----------------------
                                            David Bunstine, President






         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     July 27, 2007
------------------------
Walter B. Grimm*

/s/ Diane E. Armstrong                  Trustee                                     July 27, 2007
------------------------
Diane E. Armstrong*

/s/ Maurice G. Stark                    Trustee                                     July 27, 2007
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     July 27, 2007
------------------------
Michael M. Van Buskirk*

/s/ James H. Woodward                   Trustee                                     July 27, 2007
------------------------
James H. Woodward*

/s/ David Bunstine                       President                                  July 27, 2007
------------------------                (Principal Executive Officer)
David Bunstine

/s/ Linda A. Durkin                     Treasurer (Principal                        July 27, 2007
------------------------                Financial and Accounting Officer)
Linda A. Durkin




       * /s/ Michael V. Wible
         --------------------------------------
         Michael V. Wible, as attorney-in-fact



*        Pursuant to power of attorney filed as Exhibit 22(q).

                                  Exhibit Index


Exhibit
-------
(e)(1)   Form of Distribution Agreement

(h)(2)   Expense Limitation Agreement

(h)(4)   Amendment to Compliance Services Agreement

(i)      Opinion and Consent of Counsel

(j)      Consent of Independent Registered Public Accounting Firm

(p)(2)   Code of Ethics of Foreside Distribution Services, LP

(q)      Power of Attorney